EQUITY Q	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY	EQUITY
Issued Common Stock
The Company has two classes of ownership interests:
(1)Class A common stock, which shares are traded on Nasdaq and the TSX under the ticker “GLXY,” and
(2)Class B common stock, which shares are held by Galaxy Group Investments LLC, an entity controlled by our founder and CEO, current and former employees of GDH LP as part of the GDH LP employee compensation plan and certain former shareholders. Shares of Class B common stock do not entitle holders to economic returns in the Company.
GDH LP has one class of LP Units, which are held by the Company and the holders of the Class B common stock.
Under the terms of the LPA, LP Units are exchangeable for the Company’s Class A common stock on a one-for-one basis subject to certain limitations and customary adjustments for stock splits, stock dividends and other similar transactions. On receipt of a request to exchange, the Company, as the general partner, cancels the (1) LP Unit(s) and (2) the share(s) of Class B Common Stock, and issues a corresponding amount of Class A common stock. Upon such exchange, GDH LP issues an equivalent number of LP Units to the Company. Alternatively, at the election of the Company, it may deliver cash in an amount of equivalent value in lieu of the Company’s Class A common stock to an exchanging LP Unitholder.
During the three and nine months ended September 30, 2025, a total of 2,000,000 and 13,977,011 shares of Class B common stock, respectively, were cancelled in connection with exchanges of LP Units for shares of Class A common stock.
During the three and nine months ended September 30, 2025 and September 30, 2024, there were tax-related distributions of $9.4 million, $49.3 million, $9.6 million and $55.3 million, respectively, made for the purpose of covering GDH LP Unitholders’ tax expense due to 2025 and 2024 taxable income. The majority of the recipients of the tax distributions are related parties. See Note 21 for further information on related party transactions.
The Company issues shares of Class A common stock on the exercise of stock options and the vesting and settlement of restricted share units. Shares of Class A common stock may also be cancelled in association with withholding obligations on vested and settled restricted share units.
Modification of Cash-Settled Awards
On August 19, 2025, the Company commenced a tender offer (the “Tender Offer”) to exchange outstanding and unvested cash-settled Non-Treasury Share Unit Plan Restricted Share Units (“NTSUP RSUs”) for share-settled RSUs (“LTIP RSUs”) under the Amended and Restated Galaxy Digital Inc. Long Term Incentive Plan (the “LTIP”). All eligible employees that participated in the Tender Offer also received five additional LTIP RSUs. The Tender Offer expired on September 16, 2025. A total of 411,603 NTSUP RSUs were accepted for exchange in the Tender Offer and 412,133 LTIP RSUs were issued upon such exchange. All tendered NTSUP RSUs were cancelled effective as of September 17, 2025. In accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”), the carrying amount of the liability immediately prior to the modification, totaling $8.0 million, was reclassified to equity as additional paid-in capital. The incremental cost of $4.8 million will be recognized over the remaining life of the outstanding LTIP RSUs.
On August 1, 2025, subsequent to Board approval, the Company amended its existing Stock Appreciation Rights (“SARs”) to convert them from cash-settled to share-settled under the LTIP. A total of 553,181 SARs were converted to share-settled. In accordance with ASC 718, the carrying amount of the liability immediately prior to the modification, totaling $9.3 million, was reclassified to equity as additional paid-in capital. The incremental cost of $3.8 million will be recognized over the remaining life of the outstanding SARs.
Public Offering
In June 2025, the Company and certain selling stockholders sold 35,980,967 shares of Class A common stock in an underwritten public offering, of which 26,400,000 were sold by the Company and 9,227,011 were sold by the selling stockholders upon their exchange of shares of Class B common stock and corresponding LP Units for shares of Class A common stock, at an offering price of $19.00 per share. Net proceeds to the Company from the offering were approximately $477.8 million after deducting underwriting discounts and offering costs. The Company did not receive any proceeds from the sale of Class A common stock by the selling stockholders.
Unit Holders of GDH LP
Prior to the Reorganization Transactions, the Company had two classes of ownership interests, representing limited partner interests:
(1)GDH LP Class A Units, which were subdivided into GDH LP A-1 Units, all of which were held by GDH Ltd., and GDH LP A-2 Units, all of which were held indirectly by GDH Ltd., through GDH Ltd.’s wholly owned U.S. subsidiary, GDH Intermediate LLC; and
(2)GDH LP Class B Units, all of which were held by GGI, employees of GDH LP as part of the GDH LP employee compensation plan and certain former shareholders.
The GDH LP Class A Units and GDH LP Class B Units ranked pari passu to all distributions from GDH LP. Pursuant to the Reorganization Transactions, GDH LP has one class of ownership interest, representing limited partner interests. See Note 1 for a description of the Reorganization Transactions.
STOCKHOLDER’S EQUITYThe Corporation is authorized to issue 1,000 shares of Common Stock, par value $0.01 per share. On April 23, 2021, the Corporation issued 100 shares of Common Stock to GDHL in exchange for a nominal amount of cash. In September 2023, the Corporation was capitalized with additional funds for the Corporation to cover banking fees.